Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders' Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

Transactions:

A.	On February 26, 2026, the Company closed a private placement pursuant to the terms of a Securities Purchase Agreement with an accredited investor (the “Securities Purchase Agreement”) for a private placement (the “Private Placement”) pursuant to which the investor (the “Purchaser”) agreed to purchase from the Company 400 units for an aggregate purchase price of $20,000 , or a per unit price of $50. Each unit consists of (i) one share (each a “Share” and collectively, the “Shares”) of Series B Convertible Preferred Stock, par value $0.0001 per share (pre-Reverse Stock Split) (the “Series B Preferred Stock”), and (ii) Common Warrants to purchase 35,211 (pre-Reverse Stock Split) shares of common stock, par value $0.0001 per share (pre-Reverse Stock Split), representing 150% of the number of shares of Common Stock initially issuable upon conversion of one share of Series B Preferred Stock, subject to adjustment as described herein (the “Common Warrants” and the shares of Common Stock issuable upon exercise or exchange of the Common Warrants, the “Warrant Shares”). The Private Placement is structured as a two stage investment. At the initial closing, which occurred on February 26, 2026, the Company sold 200 units for gross proceeds of $10 million. The Purchaser agreed to purchase an additional 200 units for an additional investment of $10 million following (i) the effectiveness of the registration statement described below, (ii) stockholder approval of the issuance of the transactions contemplated by the Securities Purchase Agreement as required pursuant to Nasdaq rules, (iii) the stock price is at least $1.00 (pre-Reverse Stock Split) and (iv) subject to the condition that the value of the trading in the Company’s stock on Nasdaq for the 10 consecutive days preceding the second closing is at or above $900 (the “Second Closing Market Trading Value”), provided that if the Second Closing Market Trading Value is less than $900 , then there will be a proportionate reduction in the number of units to be sold at the second closing.

Pursuant to the Securities Purchase Agreement, the Company is required to seek stockholder approval (the “Stockholder Approval”) related to the issuance of the units to be issued in the Private Placement. The Company is required to file a preliminary proxy statement for a special meeting of the Company’s stockholders within 75 days of the initial closing of the Private Placement. The Company’s directors and officers have agreed to execute voting agreements to vote in favor of the applicable proposals. If the Company does not obtain Stockholder Approval at the first such meeting, the Company is required to call a meeting every 4 months thereafter to seek Stockholder Approval until the earlier of the date on which Stockholder Approval is obtained or the securities are no longer outstanding.

The Company also granted the Purchaser a right of participation in subsequent financings of the Company for a period of time following closing, subject to certain exempt issuances, and has agreed not to issue securities for a period of time following the closing of the Private Placement, subject to certain exempt issuances, including issuances pursuant to strategic transactions.

Under the terms of the Securities Purchase Agreement, the Company agreed not to deliver any purchase notices under Company’s equity line of credit with the Purchaser until after the later of the date on which (i) the registration statement is declared effective and (ii) the Company obtains Stockholder Approval and even after such date, certain market conditions must be satisfied.

Series B Preferred Stock

Pursuant to the Certificate of Designations of Rights, Preferences and Limitations which was filed with the Secretary of State of the State of Delaware prior to closing of the Private Placement, each share of Series B Preferred Stock has a stated value of $50,000 (the “Stated Value”) and will initially be convertible into 23,474 (pre-Reverse Stock Split) shares of Common Stock (the “Conversion Shares”) (or pre-funded warrants in lieu thereof (the “Pre-Funded Warrants”)), calculated by dividing the Stated Value by the initial conversion price equal to $2.13 per Share (pre-Reverse Stock Split) (the “Initial Conversion Price”). The Initial Conversion Price is subject to adjustment upon stock splits, distributions, reorganizations, reclassifications, change of control and the like, and is also subject to price-based anti-dilution adjustments for subsequent offerings made by the Company while the Series B Preferred Stock remains outstanding (subject to certain exempt issuances). The Initial Conversion Price will also be adjusted upon receipt of Stockholder Approval (as hereinafter defined), if obtained, to the lower of (i) the then applicable conversion price and (ii) the price per share of the Common Stock on its trading market upon the earlier of (A) effectiveness of the registration statement required to be filed pursuant to the Registration Rights Agreement (as defined herein) or (B) upon applicability of Rule 144 as it relates to the sale of the Conversion Shares.

On June 24, 2026, at a special meeting of the shareholders of the Company, the shareholders approved, among other items, (i) the issuance of shares of Common Stock upon conversion of the Series B Preferred Stock issued or issuable in connection with the Private Placement as required by Nasdaq Listing Rules 5635(d) and (ii) the issuance of shares of Common Stock upon exercise of certain restricted common stock purchase warrants issued or issuable to the Purchaser pursuant to the terms of the Securities Purchase Agreement for purposes of complying with the Nasdaq Listing Rules.

The Series B Preferred Stock is convertible at the option of the holder at any time and will be automatically converted into Common Stock or Pre-Funded Warrants in lieu thereof on the effective date of the registration statement, whether or not the Stockholder Approval has been obtained. If at any time after the one-year anniversary of the closing of the Private Placement, the Series B Preferred Stock is then outstanding and the Company has not received Stockholder Approval, the Series B Preferred Stock is redeemable at the option of the holder at a price per Share equal to 105% of the Stated Value. The conversion of the Series B Preferred Stock is subject to a 9.9% beneficial ownership limitation blocker. The Series B Preferred Stock is not entitled to receive dividends, other than on an as-converted basis if dividends are paid to holders of Common Stock.

The holders of Series B Preferred Stock are entitled to 10,000 votes per each share of Series B Preferred Stock. The holders of Series B Preferred Stock have voting rights with respect to certain corporate actions that affect the rights of the Series B Preferred Stockholders and also have certain consent rights in connection with certain proposed Fundamental Transactions (as defined in the Certificate of Designations). The Series B Preferred Stock is (i) senior to the Common Stock of the Company and any other equity securities that the Company may issue in the future, the terms of which specifically provide that such equity securities rank junior to the Series B Preferred Stock, (ii) equal with any class or series of capital stock established after the closing date of the Private Placement, the terms of which specifically provide that such equity securities rank on par with such Series B Preferred Stock, in each case with respect to payment of amounts upon liquidation, dissolution or winding up and (iii) junior to all of the Company’s existing and future indebtedness.

The Company has agreed not to issue any parity stock or senior securities without the written consent of a majority in interest of the Series B Preferred Stock. Upon a change of control, liquidation or winding up of the Company the holders of the Series B Preferred Stock are entitled to a liquidation preference of $50,000 per Share.

Common Warrants

The Common Warrants are exercisable on a cash or cashless basis at the earlier of (i) 180 days following their issuance and (ii) the date the stockholder approval is obtained, and expire 5 years from the date of issuance. Each Common Warrant will be initially exercisable for one share of Common Stock at an initial exercise price of $2.13 per share (pre-Reverse Stock Split), subject to adjustment for stock splits, distributions and the like (the “Initial Exercise Price”). The Initial Exercise Price is also subject to price-based anti-dilution adjustments for subsequent offerings made by the Company while the Common Warrants remain outstanding (subject to certain exempt issuances). At any time after the closing of the Private Placement, the holder of the Common Warrants may exchange the Common Warrants on a cashless basis for a number of shares of Common Stock determined by multiplying the total number of Warrant Shares with respect to which the Common Warrant is then being exercised by the Black Scholes Value (as defined in the Common Warrant) divided by the lower of the two closing bid prices of the Common Stock in the two days prior to the time of such exercise, but in any event not less than $0.01 (as may be adjusted for stock dividends, subdivisions, or combinations and the like). The exercise of the Common Warrants is subject to a 9.9% beneficial ownership limitation blocker.

In the event of a Fundamental Transaction (as defined in the Common Warrants), the holders of the Common Warrants will be entitled to receive upon exercise of the Common Warrants the kind and amount of securities, cash or other property that the holders would have received had they exercised the Common Warrants immediately prior to such Fundamental Transaction. Additionally, as more fully described in the Common Warrants, the holders of the Common Warrants will be entitled to receive consideration in an amount equal to the Black Scholes value of the Common Warrant in connection with a Fundamental Transaction.

If the Company fails to timely deliver the Warrant Shares issuable upon exercise of the Common Warrants, the Company will be subject to liquidated damages, payable in the Company’s discretion in cash or shares on the Registration Date (as defined therein) or buy-in. If the Company elects to pay in shares, the number of shares due will be based on the LD Share Formula (as defined below).

Registration Rights Agreement

In connection with the Private Placement, on February 24, 2026, the Company and the Purchaser entered into a Registration Rights Agreement (the “Registration Rights Agreement”). Pursuant to the terms of the Registration Rights Agreement, the Company is required to register the resale of the Conversion Shares (and any shares underlying the Pre-Funded Warrants, if any) and the Warrant Shares. The Company is required to prepare and file an initial registration statement (the “Initial Registration Statement”) with the Securities and Exchange Commission within 45 days of the date of the Securities Purchase Agreement (the “Filing Deadline”) and to use commercially reasonable efforts to have the Initial Registration Statement declared effective within 75 days of the date of the Securities Purchase Agreement (the “Effectiveness Deadline”). In certain circumstances including, but not limited to, if the Company misses the Filing Deadline or the Effectiveness Deadline, then the Company will be required to pay to the Purchasers an amount in shares or cash, at the Company’s discretion, as partial liquidated damages and not as a penalty, equal to the product of 1.5% multiplied by the aggregate purchase price paid by such Purchaser. Liquidated damages, if any, will accrue and be paid on the earlier of the effective date of a resale registration statement registering the sale of the shares that may be issued in lieu of cash or the date on which such shares can be sold pursuant to Rule 144 (the “Registration Date”). If the Company elects to pay liquidated damages in shares of Common Stock, the number of shares of Common Stock issuable to the Purchaser will be determined by dividing the aggregate amount of accrued liquidated damages by the closing price of the Company’s Common Stock on the trading market of the Common Stock on the day immediately prior to the Registration Date (the “LD Share Formula”).

In connection with the Private Placement, the Company entered into a Placement Agency Agreement, dated February 24, 2026, with Dawson James Securities Inc. (the “Placement Agent”), pursuant to which the Placement Agent acted as the sole placement agent for the Private Placement. In consideration for the foregoing, the Company has agreed to pay customary placement fees to the Placement Agent, including a cash fee equal to 3.5% of the gross proceeds raised in the Private Placement and issue warrants equal to 7.5% of the securities placed in the Offering. Pursuant to the Placement Agency Agreement, the Company has also agreed to reimburse certain expenses of the Placement Agent incurred in connection with the Private Placement.

The Company analyzed the February 2026 Private Placement in accordance with ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging. The Company determined that the Common Warrants do not meet the criteria for equity classification. Accordingly, the Common Warrants were accounted for as liability-classified instruments. The Common Warrants are initially recorded at fair value and are remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations until settlement or expiration.

The Company, with the assistance of a third-party specialist, allocated the total proceeds received in the initial closing of the February 2026 Private Placement between the Common Warrant liability and the Series B Preferred Stock. Because the initial fair value of the Common Warrant liability exceeded the gross proceeds received, the entire $10.0 million of gross proceeds was allocated to the Common Warrant liability, the Series B Preferred Stock was initially recorded at zero, and the excess of approximately $15,429 thousand was recognized as financing expense upon initial recognition.

Warrant Shares liability

The fair value of the Common Warrant was calculated using the Monte Carlo Simulation Model. The assumptions used to perform the calculations are detailed below:

	February 24, 2026	June 30, 2026
Expected volatility (%)	85.6%	92.4%
Risk-free interest rate (%)	3.61%	4.18%
Expected dividend yield	0.0%	0.0%
Expected term (years)	5	4.66
Conversion price (U.S. dollars)	2.130	2.130
Underlying share price (U.S. dollars)	2.130	0.171
Fair value (U.S. dollars in thousands)	25,429	124,387

Based on the above, the entire February 2026 Private Placement proceeds were allocated to the Common Warrants liability.

For the six and three months ended June 30, 2026, the Company recognized a loss from the change in fair value of the Common Warrant liability of approximately $98,958 thousand and $80,884 thousand, respectively, representing the increase in fair value from approximately $25,429 thousand at initial recognition to approximately $124,387 thousand as of June 30, 2026 and $43,503 thousand as of March 31, 2026.

On January 2, 2026, the Company issued 19,512 shares of common stock in connection with the conversion of previously issued Series B convertible preferred stock.

In addition, on January 2, 2026, the Company issued 585 shares of common stock to satisfy the penalty incurred from late effectiveness of the registration statement for the securities from September 2025 Private Placement. The fair value of the penalty shares was estimated at $300 and was included as other expenses in the financial statements for the year ended December 31, 2025.

B.	On September 19, 2025, the Company and Esousa Company Holdings, LLC, a New York limited liability company (the “Investor”), entered into a common stock purchase agreement (the “ELOC Purchase Agreement”), pursuant to which, subject to the terms and conditions set forth therein, the Company may sell to the Investor, from time to time during the term of the ELOC Purchase Agreement, up to the lesser of (i) $250,000 of the Company’s common stock, par value $0.0001 per share (the “Common Shares”), and (ii) the Exchange Cap (as defined below) (subject to certain exceptions provided in the ELOC Purchase Agreement) (the “Total Commitment”). Upon entering into the ELOC Purchase Agreement, the Company agreed to issue to the Investor $1,250 worth of the Company’s Common Stock (the “Commitment Shares”), determined by the lower of (i) the VWAP on the effective date of the registration statement covering the Common Shares and the Commitment Shares and (ii) the closing sale price on the effective date of such registration statement; provided, however, that if the Company elects to terminate the ELOC Purchase Agreement, the Commitment Shares’ calculation shall be based on the date of termination rather than the effective date of the registration statement.

Additionally, on September 19, 2025, the Company and the Investor entered into a registration rights agreement (the “ELOC RRA”), pursuant to which the Company agreed to file a registration statement with the United States Securities and Exchange Commission (“SEC”) covering the resale of Common Shares that are issued to the Investor under the ELOC Purchase Agreement, including the Commitment Shares.

On January 2, 2026, the Company issued 2,439 shares of common stock in connection with the Commitment Shares. The fair value of the Commitment shares was estimated at $1,250 and was included as other expense in the financial statements for the year ended December 31, 2025.

During the period from January 1, 2026 to February 4, 2026, the Company elected to sell to the Investor an aggregate of 6,945 shares of Common Stock for total proceeds of $2,208. In addition, during February 2026, the Company advanced the Investor 24,800 shares of Common Stock to be applied against future sales of the Company’s Common Stock under the ELOC Purchase Agreement. During the period from February 9, 2026 to February 19, 2026, the Company elected to sell to the Investor an aggregate of 5,512 shares of Common Stock from the advance shares, for total proceeds of $1,322.

Advance shares are not treated as completed sales on the date they were transferred to the Investor. Rather, the related share issuances and proceeds were recognized upon each drawdown, when the applicable purchase price was determined in accordance with the VWAP pricing provisions of the ELOC Purchase Agreement

NOTE 12 – STOCKHOLDERS’ EQUITY (DEFICIT)

Description of the rights attached to the Shares in the Company:

Common Stock:

Holders of common stock are entitled to receive dividends and other distributions, as and if declared by the Board out of assets or funds of the Company legally available and shall share equally on a per share basis. The common stock possesses all voting power of the Company. Each share of common stock is entitled to one vote. In the event of any liquidation, dissolution or winding up of the Company, after payment or provision of payment of the debts and other liabilities of the Company, the holders of common stock are entitled to receive the remaining assets of the Company available for distribution ratably in proportion to the number of shares of common stock held by them.

Reverse stock split:

Effective October 24, 2024, the Company amended its amended and restated certificate of incorporation to implement a one-for-eight reverse stock split of its common stock (the “2024 Reverse Stock Split”) and increased the number of authorized shares of the Company’s common stock from 40,000,000 to 150,000,000 (see Note 1 above).

Preferred Stock:

The Company is authorized to issue 15,000,000 shares of preferred stock with a par value of $0.0001 per share. The Company’s board of directors is authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, option or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series.

Transactions:

A.	In December 2023, 47,533 shares of Old Nukk common stock with a fair value of $1,802,215 as determined on the issuance date using the reported closing share price was issued to the sponsor of Brilliant in exchange for a receivable from Brilliant. Upon closing of the Business Combination, the receivable recorded by the Company was exchanged with the payable recorded by Brilliant, resulting in a reduction in additional paid-in capital as part of the reverse recapitalization.

B.	In December 2023, 5,629 shares of Old Nukk common stock with a fair value of $213,386 as determined on the issuance date using the reported closing share prices was issued as consideration for services performed by advisors to Old Nukk in connection with the business combination and recorded as a component of deferred transaction cost on the balance sheet. Upon closing of the Business Combination, the deferred transaction costs were reclassified to a reduction in additional paid-in capital as part of the reverse recapitalization.

C.	In December 2023, 8,767 shares of Old Nukk common stock with a fair value of $613,410 as determined on the issuance date using the reported closing share prices were issued as settlement of loans payable – related parties with a carrying value of $270,563. The excess of the fair value of the shares issued over the carrying value of the loans payable – related parties of $342,847 was accounted for as an equity transaction (capital reduction), as the debt holder was Company shareholder and the transaction was effected in his capacity as a shareholder. Accordingly, no gain or loss was recognized in the consolidated statement of operations..

D.	In December 2023, 94,710 shares of Old Nukk common stock with a fair value of $6,627,315 as determined on the issuance date using the reported closing share prices were issued as settlement of due to affiliates with a carrying value of $2,727,061. The excess of the fair value of the shares issued over the carrying value of the due to affiliate of $3,900,254 was treated as a capital reduction as the affiliate is an entity that is controlled by a Company shareholder.

E.	During the nine months ending September 30, 2024, the Company issued a total of 361,531 shares of common stock to settle obligations to vendors amounted to $1,880.

F.	In November 2024, 319,952 shares of the Company’s common stock with a fair value of $771,085 as determined on the issuance date using the reported closing share prices were issued to convert the principal and accrued interest on certain convertible notes payable with a carrying value of $771,085 .

G.	In November 2024, the Company entered into two securities purchase agreements pursuant to which the Company sold 110,707 and 138,556 shares of the Company’s common stock at a purchase price of $2.09456 and 1.7765 per share, respectively, for aggregate gross proceeds of $231,765 and $246,030 respectively. The purchase price per share includes a 5.0% discount from the closing price of the Company as listed on Nasdaq as of the business day immediately prior to the closing date of each securities purchase agreement. Issuance costs totaling $36,281 were incurred in connection to these securities purchase agreements and was recorded as a reduction to additional paid-in capital.

H.	On November 8, 2024, the Company entered into an exit and settlement agreement (the “Exit and Settlement Agreement”) with three directors of the Board, under which each director resigned effective immediately and each director received 140,100 fully vested shares of the Company’s common stock with a fair value of $108,344 as compensation for past services rendered. An aggregate $325,032 was recorded as stock-based compensation expense as a component of compensation and related benefits on the accompanying statements of operations and comprehensive loss for the three months ended December 31, 2024.

I.	On December 16, 2024, the Company issued an aggregate of 1,337,500 stock grants with a fair value of $1,859,125 as determined on the issuance date using the reported closing share prices consisting of restricted shares of common stock under its stock incentive plans to various executive officers, directors and consultants of the Company who have provided services to the Company for an extended period of time with limited compensation. Of these 1,337,500 shares issued, 647,500 and 690,000 were issued to consultants and directors, respectively, with $900,025 and $959,100 recorded as stock-based compensation expense as components of professional fees and compensation and related benefits, respectively, on the accompanying statements of operations and comprehensive loss for the three months ended December 31, 2024.

J.	In December 2024, 200,000 shares of the Company’s common stock with a fair value of $464 as determined on the issuance date using the reported closing share price were issued to two shareholders as compensation for past services provided and was recorded as stock-based compensation expense as a component of professional fees on the accompanying statements of operations and comprehensive loss for the three months ended December 31, 2024.

K.	On December 18, 2024, the Company entered into a securities purchase agreement for a private placement (the “2024 Private Placement”) pursuant to which an investor purchased from the Company 1,666,666 units for an aggregate purchase price of $9,999,996 or a per unit price of $6.00 with each unit consisting of (i) one share of the Company’s common stock and (ii) a stock purchase warrant to purchase up to one and one half shares of the Company’s common stock (the “Private Placement Warrant”). The investor may elect to acquire one pre-funded common stock purchase warrant in lieu of one share (the “Pre-Funded Warrant”). The Units were priced in excess of the average Nasdaq Official Closing Price of the Company’s common stock for the five trading days immediately preceding the signing of the Private Placement. The Private Placement closed on December 20, 2024.

On December 19, 2024, 230,000 shares of common stock were issued in connection with the Private Placement.

Pursuant to the terms of the Private Placement, the Company was obligated to file a resale registration statement related to the securities purchased in the Private Placement and to ensure that such resale registration statement was declared effective within 75 days from the closing date of the Private Placement. The Company did not meet this obligation and as a result, the investor was entitled to penalties payable in cash until the registration statement becomes effective. During April through June 2025, the Company made cash payments to the investor totaling $800 to satisfy these penalties. On September 15, 2025, the Company requested a withdrawal of the registration statement.

The Pre-funded Warrant and the Private Placement Warrant permit the investor to acquire a fixed amount of shares of the Company’s common stock at a per share price of $0.0001 and $6.00, respectively, that may be exercised on a cash or cashless basis. The Pre-Funded Warrant is immediately exercisable, at a nominal exercise price of $0.0001 per share, and may be exercised at any time until the Pre-Funded Warrant is fully exercised. The Private Placement Warrant has an exercise price of $6.00 per share, is immediately exercisable on a cash or cashless basis and will expire five years from the date of issuance. The Pre-funded Warrant and the Private Placement Warrant were determined to be liability-classified at the time of issuance.

The Company analyzed the 2024 Private Placement in accordance with ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging. The Company determined that the Pre-funded Warrant and the Private Placement Warrant do not meet the criteria for equity classification. Accordingly, the Pre-funded Warrant and the Private Placement Warrant were accounted for as a single liability-classified instrument. The Pre-funded Warrant and the Private Placement Warrant were initially recorded at fair value and are remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations until settlement or expiration.

The Company using a third-party specialist allocated the total proceeds to the Warrant Shares liability and to the Series A Preferred Stock.

Pre-funded Warrant and the Private Placement Warrant Shares liability

The fair value of the Pre-funded Warrant was calculated using the Black-Scholes option pricing Model. The assumptions used to perform the calculations are detailed below:

	December 18, 2024	December 31, 2024
Expected volatility (%)	113.8%	114.2%
Risk-free interest rate (%)	4.30%	4.30%
Expected dividend yield	0.0%	0.0%
Expected term (years)	5.00	5.00
Conversion price (U.S. dollars)	0.0001	0.0001
Fair value (U.S. dollars in thousands)	5,086	52,682

The fair value of the Private Placement Warrant was calculated using the Monte Carlo Simulation Model. The assumptions used to perform the calculations are detailed below:

	December 18, 2024	December 31, 2024
Expected volatility (%)	113.8%	114.2%
Risk-free interest rate (%)	4.30%	4.30%
Expected dividend yield	0.0%	0.0%
Expected term (years)	5.00	5.00
Probability of a fundamental event	10.0%	10.0%
Conversion price (U.S. dollars)	6.00	6.00
Fair value (U.S. dollars in thousands)	18,153	94,287

Based on the above the entire 2024 Private Placement proceeds were allocated to the warrants.

As of December 31, 2025 the Pre-funded Warrant and the Private Placement Warrant were fully exercised

L.	In February 2025, the investor in the Private Placement sold 83,333 and 125,000 units of the Pre-funded Warrant and Private Placement Warrant, respectively, to a third party. In February 2025, the third party submitted a cashless exercise of their 83,333 units in relation to the Pre-Funded Warrant, which resulted in an issuance of 83,333 shares of common stock. The shares were estimated at $3,056 based on the share price of the common stock on issuance date.

M.	During July and August 2025, the remaining 1,353,333 Pre-funded Warrant units and the 2,499,999 Private Placement Warrant units were exercised on a cashless basis, resulting in the issuance of 4,899,166 total shares of common stock. The shares were estimated at $27,923 based on the share price of the common stock on issuance date.

N.	In April 2025, the Company issued 12,500 shares of common stock in connection with a settlement agreement with a former consultant. The shares were estimated at $157 based on the share price of the common stock on issuance date.

O.	In May and July 2025, the Company issued 85,710 shares of common stock to a consultant in connection with a cashless exercise of an option granted to him under Company’s 2024 Equity Incentive Plan.

P.	In May and June 2025, the Company issued a total of 260,300 shares of common stock to a lender in connection with the full conversion of the December 2024 Note (see Note 9). The shares were estimated at $520 based on the balance of the 2024 Note in addition to $260 related to the extinguishment of Embedded Derivative tied to the December 2024 Note.

Q.	In August 2025, the Company issued 123,860 and 243,155 shares of common stock in connection with the cashless exercise of the August 2024 Warrant and the conversion of the August 2024 Note, respectively (see Note 9). The shares were estimated at total amount of $1,012 based on share price of the date of the exercise.

R.	In September 2025, the Company issued 310,000 shares of common stock in connection with a new joint venture agreement. The Company determined the fair value of the shares issued at $1,144 based on Company’s share price as of the date of the closing (see note 1E).

S.	On September 4, 2025, the Company entered into a Securities Purchase Agreement with certain accredited investors (the “Securities Purchase Agreement”) for a private placement (the “2025 Private Placement”) pursuant to which the investors (the “Purchasers”) agreed to purchase from the Company 200 units for an aggregate purchase price of $10,000 or a per unit price of $50, with each unit consisting of (i) one restricted share (each a “Share” and collectively, the “Shares”) of Series A Convertible Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”), and (ii) restricted common stock purchase warrants to initially purchase up to 15,957 shares of common stock, par value $0.0001 per share (the “Common Stock”), of the Company, subject to adjustment and exchange as described herein (the “Common Warrants” and the shares of Common Stock issuable upon exercise or exchange of the Common Warrants, the “Warrant Shares”). The Shares of Series A Preferred Stock will be issued at closing of the 2025 Private Placement pursuant to the Certificate to be filed with the Secretary of State of the State of Delaware prior to closing of the 2025 Private Placement. Each Share of Series A Preferred Stock has a stated value of $50 (the “Stated Value”) and will initially be convertible into 10,224 shares of Common Stock (the “Conversion Shares”) (or pre-funded warrants in lieu thereof (the “Pre-Funded Warrants”)), calculated by dividing the Stated Value by the initial conversion price equal to $4.89 per Share (the “Initial Conversion Price”).

The Series A Preferred Stock is convertible at the option of the holder at any time and will be automatically converted into Common Stock or Pre-Funded Warrants in lieu thereof on the effective date of the Initial Registration Statement whether or not Stockholder Approval has been obtained. If at any time after the one-year anniversary of the closing of the 2025 Private Placement, the Series A Preferred Stock is then outstanding and the Company has not received Stockholder Approval, the Series A Preferred Stock is redeemable at the option of the holder at a price per Share equal to 105% of the Stated Value. The conversion of the Series A Preferred Stock is subject to a 9.9% beneficial ownership limitation blocker.

Pursuant to the Securities Purchase Agreement, the Company was required to seek stockholder approval (the “Stockholder Approval”) related to certain provisions contained in the Certificate and to file a preliminary proxy statement for a special or annual meeting of the Company’s stockholders within six months of the closing of the 2025 Private Placement and hold a meeting as soon as practicable thereafter to seek Stockholder Approval. The Company also granted the Purchasers a right of participation in subsequent financings of the Company for a period of time following closing, subject to certain exempt issuances, and the Company has agreed not to issue securities for a period of time following the closing of the 2025 Private Placement, subject to certain exempt issuances, including issuances pursuant to strategic transactions.

Pursuant to the terms of the 2025 Private Placement, the Company was obligated to file a resale registration statement related to the securities purchased in the Private Placement and to ensure that such resale registration statement was declared effective within 75 days from the closing date of the 2025 Private Placement. If the registration statement is not declared effective by the Effectiveness Deadline, the Company will be required to pay to the Purchasers an amount in shares of common stock or cash, at the Company’s discretion, as partial liquidated damages and not as a penalty, equal to the product of 1.5% multiplied by the aggregate purchase price paid by such Purchasers. The Company filed a registration statement which was declared effective at December 23, 2025.

The Company analyzed the 2025 Private Placement in accordance with ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging. The Company determined that the Warrant Shares do not meet the criteria for equity classification. Accordingly, the Warrant Shares were accounted for as a single liability-classified instrument. The Warrants are initially recorded at fair value and are remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations until settlement or expiration.

The Company using a third-party specialist allocated the total proceeds to the Warrant Shares liability and to the Series A Preferred Stock.

Warrant Shares liability

The fair value of the Warrant Shares was calculated using the Monte Carlo Simulation Model. The assumptions used to perform the calculations are detailed below:

	September 4, 2025	December 31, 2025
Expected volatility (%)	87%	93.7%
Risk-free interest rate (%)	3.65%	3.70%
Expected dividend yield	0.0%	0.0%
Expected term (years)	5	4.68
Conversion price (U.S. dollars)	5.405	5.405
Underlying share price (U.S. dollars)	4.72	4.03
Fair value (U.S. dollars in thousands)	23,435	24,521

Based on the above the entire 2025 Private Placement proceeds were allocated to the warrants.

After the balance sheet date, on January 2, 2026, the Company issued 2,439,000 shares of common stock in connection with the conversion of the Series A convertible preferred stock.

In addition, on January 2, 2026, the Company issued 73,170 shares of common stock to satisfy the penalty incurred from late effectiveness of the registration statement for the securities from the September 2025 Private Placement. The fair value of the penalty shares was estimated at $300 and was included as other expenses in the financial statements for the year ended December 31, 2025.

T.	On September 19, 2025, the Company and Esousa Company Holdings, LLC, a New York limited liability company (the “Investor”), entered into a common stock purchase agreement (the “ELOC Purchase Agreement”), which provides that subject to the terms and conditions set forth therein, the Company may sell to the Investor up to the lesser of (i) $250,000 of the Company’s common shares, par value $0.0001 per share (the “Common Shares”) and (ii) the Exchange Cap (as defined below) (subject to certain exceptions provided in the ELOC Purchase Agreement) (the “Total Commitment”), from time to time during the term of the ELOC Purchase Agreement. Upon entering into the ELOC Purchase Agreement, the Company agreed to issue to the Investor $1,250 worth of the Company’s Common Stock (the “Commitment Shares”), determined by the lower of the (i) the VWAP on the effective date of the registration statement covering the Common Shares and the Commitment Shares and (ii) the closing sale price on the effective date of said registration statement; provided, however, that if the Company elects to terminate the ELOC Purchase Agreement, the Commitment Shares’ calculation shall be based on the date of termination rather than the effective date of the registration statement.

Additionally, on September 19, 2025, the Company and the Investor entered into a registration rights agreement (the “ELOC RRA”), pursuant to which the Company agreed to file a registration statement with the United States Securities and Exchange Commission (“SEC”) covering the resale of Common Shares that are issued to the Investor under the ELOC Purchase Agreement, including the Commitment Shares.

After the balance sheet date, on January 2, 2026, the Company issued 304,878 shares of common stock in connection with the Commitment Shares. The fair value of the Commitment shares was estimated at $1,250 and was included as other expenses in the financial statements for the year ended December 31, 2025.

U.	On October 9, 2025, the Company issued an aggregate of 377,432 restricted shares of common stock to an affiliated entity upon the full cashless exercise of the 150,000 June 2024 Warrant units and the 351,424 November 2024 Warrant units. The shares were estimated at $3,132 based on the share price of the common stock on issuance date.

V.	On October 9, 2025, the Company issued an aggregate of 1,702,070 restricted shares of common stock in connection with the full cashless exercise of the August 2025 Pre-funded Warrants.

W.	On October 9, 2025, the Company issued 147,710 shares to Synthetic Darwin LLC upon the Company’s exercise of the first tranche of 50 million Darwin tokens. The shares were estimated at $1,000 based on the share price of the common stock on issuance date.

X.	On October 9, 2025, the Company issued 375,000 shares to Synthetic Darwin LLC upon the Company’s exercise of the second tranche of 50 million Darwin tokens. The shares were estimated at $3,360 based on the share price of the common stock on issuance date (see note 7).

Y.	On November 13, 2025, the board of directors of the Company approved the issuance of an equity grant to executive officers and consultants under its 2025 Equity Incentive Plan amounting to a total of 3,950,000 shares of common stock, par value $0.0001. On November 13, 2025, and December 22, 2025, the Company issued 3,370,000 shares of common stock to employees, Directors and consultants and in January 2026 the Company issued 475,000 shares of common stock to employees, Directors and consultants. The Company estimated the value of the shares issued at $18,648 based on the share price of the date of the board resolution. See also section Y below.

Z.	On November 13, 2025 and December 23, 2025, the Company issued an aggregate of 105,000 restricted shares of common stock as debt settlement of debt to related parties. The shares were estimated at $509 based on the share price of the common stock on issuance date.